Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payable

Trade and other payables consisted of the following at December 31 (in thousands):

	2019	2020
Trade payables	$180,270	$277,827
Other payables	11,062	16,642
Social security and other taxes	12,741	76,820
Deferred revenue	29,966	30,957
Accruals	179,657	263,898
Trade and other payables	$413,696	$666,144